SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED (Details)	Jun. 30, 2026 USD ($)
Accounting Policies [Abstract]
2026	$ 120,978
2027	241,956
2028	241,956
2029	80,652
2030
Total	$ 685,542